Income Taxes (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets, Net [Abstract]
Net operating losses	$ 4,678,570	$ 4,251,251	$ 3,660,556
Less: valuation allowance	(4,678,570)	(4,251,251)	(3,660,556)
Deferred Tax Assets, Net	$ 0	$ 0	$ 0